THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

                 SANDS CAPITAL GLOBAL GROWTH FUND (THE "FUND")

  Supplement dated September 18, 2013 to the Investor and Institutional Class
          Shares Prospectuses dated March 1, 2013 (the "Prospectuses")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

Effective as of October 1, 2013, the Board of Trustees of the Trust has approved a new exchange privilege for the Fund that enables shareholders to exchange between Investor and Institutional Class Shares of the Fund, subject to certain conditions. Accordingly, the Prospectuses are amended and supplemented as follows:

     1. The "Purchasing and Selling Fund Shares" section on page 17 of each Prospectus (the "Section") is hereby renamed "Purchasing, Selling and Exchanging Fund Shares."

     2. The Investor Class Shares Prospectus is hereby revised to include the following sub-section in the Section:

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Investor Class shares of the Fund directly for Institutional Class shares of the Fund, subject to the fees and expenses of Institutional Class shares, and provided that you meet the eligibility requirements applicable to investing in Institutional Class shares, as set forth in the Institutional Class shares prospectus.

     3. The Institutional Class Shares Prospectus is hereby revised to include the following sub-section in the Section:

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Institutional Class shares of the Fund directly for Investor Class shares of the Fund, subject to the fees and expenses of Investor Class shares, and provided that you meet the eligibility requirements applicable to investing in Investor Class shares, as set forth in the Investor Class shares prospectus.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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